Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	Aspiration Funds
Central Index Key	dei_EntityCentralIndexKey	0001594854
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 02, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 02, 2015
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015
Aspiration Flagship Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASPIRATION FUNDS Aspiration Flagship Fund
Supplement [Text Block]	cik-000159485_SupplementTextBlock
Supplement to the Prospectus and
Summary Prospectus

July 2, 2015
This supplement to the Prospectus and Summary Prospectus dated January 28, 2015 for the Aspiration Flagship Fund (the "Fund"), a series of Aspiration Funds (the "Trust"), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-683-8529.  You may obtain additional copies of the Prospectus and Summary, free of charge, by visiting the Fund's website at https://funds.aspiration.com.
This supplement is to update the Annual Fund Operating Expenses in the Prospectus, specifically to recalculate the estimated Acquired Fund Fees and Expenses.

Annual Fund Operating Expenses Supplemental [Text Block]	cik-000159485_AnnualFundOperatingExpensesSupplementalTextBlock	On page 3 of the Prospectus, the table titled "Annual Fund Operating Expenses" under the section titled "Fund Summary" is revised by replacing the table in its entirety with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Management fee (maximum)	cik-000159485_MaximumManagementFee	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.39%
Total Annual Fund Operating Expenses (with maximum management fee)	cik-000159485_ExpensesOverAssetsPlusMaxManagementFee	4.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
Total annual fund operating expenses after fee waivers and expense reimbursements (with maximum management fee)	cik-000159485_NetExpensesOverAssetsPlusMaxManagementFee	3.35%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-683-8529
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://funds.aspiration.com